Exhibit 99.1

CERTIFICATION OF SERVICES PERFORMED

October 29, 2026

Reference is made to that certain Loan Agreement (the “Loan Agreement”) to be entered into by and between Tenax SFR 2026-3 Borrower LLC (“Borrower”) and The Bank of Nova Scotia, Houston Branch (“Lender”). Capitalized terms used herein without definition have the respective meanings ascribed thereto in the Loan Agreement.

I do hereby certify to Borrower, Lender and Tenax DPI JV LP (“Sponsor”), to the best of my knowledge and belief, that Singlesource Diligence Solutions Utah, LLC, DBA Resolute Diligence Solutions (“Resolute”) has completed certain due diligence services ordered by Lender under the Evaluation Services Agreement dated October 22, 2026, between Resolute and Lender, in connection with the borrowing of the Loan for certain residential rental properties (the “Properties” and each, a “Property”) contained in the data tape entitled “TCN 2026-3 (Tenax)_Final Data Tape 7.31.26.xlsb” (the “Data Tape”). Furthermore;

1.       Resolute has reviewed the Lease for each Property provided by Borrower and has determined that (a) each such Lease has been executed by the applicable tenant, (b) the monthly rental payment under each such Lease and the Lease commencement and expiration dates match the information included in the Data Tape, (c) no such Lease contains terms that are materially inconsistent with customary lease terms for the jurisdiction where the applicable Property is located and (d) all Section 8 Leases are correctly reported as such in the Data Tape unless described on Schedule 1 attached hereto.

2.       Resolute has reviewed the values in the Data Tape that are used in the calculations and reporting of the purchase prices, lease commencement and expiration dates, rent amounts, Broker Price Opinion amounts and Broker Price Opinion completion dates and determined that such values in the Data Tape are correctly reported.

3.        Resolute has reviewed (a) the addresses in the Data Tape and determined that they match the addresses that appear in the Broker Price Opinions and (b) the county designation for each Property in the Data Tape and determined each such designation is accurate and matches the county designation in the corresponding approved title policy commitment.

4.        Resolute has reviewed the Data Tape which indicates which Properties are or are not subject to an active homeowner’s, condominium, or other common-interest community association (each a, “HOA”) and has determined, based on its review of the title work, the Data Tape and that certain HOA discrepancy review report dated on or about the date hereof executed by Mainstay National Title LLC (“Mainstay”), that the Properties identified in the Data Tape as not being subject to an HOA are accurately identified.

5.        Resolute has reviewed the Data Tape which indicates which Properties are condominiums and has determined, based on property-type designations in the Broker Price Opinion for each Property and, if necessary, based on the county records via an online database and other online resources, that the designations of Properties as condominiums in the Data Tape are accurate.

6.        Resolute has reviewed the purchase documentation for the Properties provided by Borrower in each case, suitable for the type of purchase. Resolute has compared the acquisition price amounts in the Data Tape against the purchase documentation provided and determined that the acquisition price amounts in the Data Tape are accurately reported.

[Signature Page Follows]

IN WITNESS WHEREOF, the undersigned has caused this certificate to be executed as of the date set forth above.

SINGLESOURCE DILIGENCE SOLUTIONS UTAH, LLC, DBA RESOLUTE DILIGENCE SOLUTIONS

/s/ Richard Lundbeck
Name: Richard Lundbeck
Title: Managing Principal

Schedule 1 (Lease Exceptions)

ADDRESS	CITY	STATE	ZIP	Resolute Discrepancy Note